Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses And Other Liabilities Current [Abstract]
Summary of accrued expenses and other liabilities
Accrued expenses consisted of the following:

	December 31,
	2021	2020
Accrued selling expenses	$522	$947
Accrued compensation	814	876
Interest payable	—	612
Taxes payable	328	477
Shapeways credits	287	313
Other	694	94

Total	$2,645	$3,319